Investments in associate (Tables)	12 Months Ended
Apr. 30, 2025
Investment property [abstract]
Disclosure of Spinco's warrants [Table Text Block]
Risk Free Interest Rate	3.94%
Expected Dividend Yield	-
Expected Volatility	107.52%
Expected Term in Years	0.47 years

Disclosure of strategic investment [Table Text Block]
	Ownership	Addition of an associate	Share of loss of an associate	Deemed disposal gain (1)	Balance
	%	$	$	$	$
April 30, 2024	100	-	-	-	-
April 30, 2025	32.89	6,911,174	(1,396,134)	1,889,557	7,404,597